Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 92.3%
Affiliated Mutual Funds
Domestic Equity — 27.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	72,538	$810,973
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	508,733	8,918,083
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	97,226	881,843
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	278,029	4,376,184
		14,987,083
Fixed Income — 50.8%
PGIM Core Conservative Bond Fund (Class R6)	708,487	5,710,408
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	459,990	3,302,730
PGIM TIPS Fund (Class R6)	1,328,800	10,736,706
PGIM Total Return Bond Fund (Class R6)	738,294	8,239,357
		27,989,201
International Equity — 14.3%
PGIM Global Real Estate Fund (Class R6)	206,406	3,345,840
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	377,074	4,573,908
		7,919,748

Total Long-Term Investments (cost $51,020,410)		50,896,032

Short-Term Investment 7.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,215,099)	4,215,099	4,215,099

TOTAL INVESTMENTS 100.0% (cost $55,235,509)(wa)		55,111,131
Other assets in excess of liabilities 0.0%		6,605

Net Assets 100.0%		$55,117,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds